Cover	May 07, 2021	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	Nikola Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
Local Phone Number	480
City Area Code	666-1038
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key		0001731289
Amendment Flag		false